Taxation (Components of Income before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income/(loss) before income tax expense
Income/(loss) from Chinese mainland operations	$ (68,338)	$ (22,560)	$ 37,146
Income from non-Chinese mainland operations	20,170	16,910	3,459
Income/(loss) before income tax expense	(48,168)	(5,650)	40,605
Income tax expense applicable to Chinese mainland operations
Current tax	18,700	22,701	27,735
Deferred tax	17,785	24,728	22,524
Subtotal income tax expense applicable to Chinese mainland operations	36,485	47,429	50,259
Non-Chinese mainland income tax expense	15,300	12,850	7,534
Non-Chinese mainland withholding tax expense	285	141	153
Total income tax expense from continuing operations	52,070	60,420	57,946
CHINA
Income tax expense applicable to Chinese mainland operations
Total income tax expense from continuing operations	36,500	47,400	50,300
Accrued Income Taxes	32,500	36,800	46,600
United States
Income tax expense applicable to Chinese mainland operations
Non-Chinese mainland income tax expense	$ 15,000	$ 13,000	$ 8,000